Borrowing Arrangements - Summary of Estimated Fair Value of The 2022 And 2023 Notes Embedded Derivative (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning		$ 172	$ 0
Fair value ending			172	$ 0
2022 Notes embedded derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 313	172	549	1,192
Change in fair value		141		(643)
Conversion of 2023 Notes	(313)		(377)
Fair value ending	0	313	172	549
2023 Notes embedded derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	29,653	26,017	4,472	0
Additions			17,540	5,231
Change in fair value		3,636	4,005	(759)
Conversion of 2023 Notes	(29,653)
Fair value ending	$ 0	$ 29,653	$ 26,017	$ 4,472